Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash generated from operating activities:
Profit for the year	$ 69,543	$ 70,382
Tax expense	82,287	25,433
Items not affecting cash:
Depreciation and amortization	393,068	339,063
Share-based compensation expense	7,357	2,064
Net finance expense	145,335	118,494
Inventory adjustments	2,308	3,553
Amortization of deferred revenue and variable consideration	(77,309)	(73,188)
Pension and other employee benefit payments, net of accruals	6,962	1,545
Re-evaluation adjustment - environmental obligation	(11,416)	(133,460)
Impairment - Arizona	0	94,956
Decommissioning and restoration payments	(2,069)	(15,460)
Other	8,683	(2,043)
Taxes paid	(54,755)	(39,610)
Operating cash flow before changes in non-cash working capital	569,994	391,729
Change in non-cash working capital	(93,144)	96,074
Net cash flows from operating activities	476,850	487,803
Cash used in investing activities:
Acquisition of property, plant and equipment	(281,099)	(308,960)
Community agreements	(10,705)	(37,491)
Cash and cash equivalents acquired in acquisitions, net of cash paid	10,959	0
Net sale of investments	53	1,919
Proceeds from disposition of property, plant and equipment	874	4,101
Change in restricted cash	126	(49)
Interest received	8,010	2,810
Net cash flows from investing activities	(271,782)	(337,670)
Cash used in financing activities:
Proceeds from revolving credit facility, net of repayments	100,000	0
Principal repayments on Copper Mountain bonds	(143,000)	0
Premium paid on Copper Mountain bonds	(3,021)	0
Proceeds on flow-through shares, net of share issuance cost	14,424	0
Change in restricted cash debt service account	3,669	0
Interest paid on long-term debt	(73,988)	(63,750)
Financing costs	(12,212)	(12,272)
Lease payments	(25,216)	(35,770)
Equipment financing payments	(1,861)	0
Gold prepayment repayments	(26,722)	(71,714)
Deferred Rosemont acquisition payment	(10,000)	(10,000)
Net proceeds from exercise of stock options	190	1,253
Share issuance cost	(188)	0
Dividends paid	(4,463)	(4,047)
Net cash flows from financing activities	(182,388)	(196,300)
Effect of movement in exchange rates on cash	1,449	843
Net increase (decrease) in cash and cash equivalents	24,129	(45,324)
Cash and cash equivalents, beginning of the year	225,665	270,989
Cash and cash equivalents, end of the year	$ 249,794	$ 225,665